Material Accounting Policies (Details)	6 Months Ended
Jun. 30, 2026
Material Accounting Policies [Line Items]
Payment term	30 days
Minimum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	3 years
Services term	12 months
Contract term	6 months
Maximum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	5 years
Services term	18 months
Contract term	12 months